Nature of Operations - Additional Information (Details)							1 Months Ended	12 Months Ended
	Sep. 23, 2025 USD ($) shares	Sep. 22, 2025 USD ($) shares	Aug. 20, 2025 USD ($) shares	Jul. 22, 2025 shares	Jun. 12, 2025 shares	Aug. 08, 2024	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares
Organization and Business Operation [Line Items]
Common stock, per value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Stockholders' equity note, stock split description								effected a 160,000-for-1 forward stock split of all outstanding shares of Common Stock which proportionally increased the number of all issued and outstanding shares of Common Stock from 1,000 to 160,000,000 and did not change the par value per share.
Stockholders equity stock split conversion ratio						160,000
Warrants exercisable for shares of common stock							7,432,122	7,432,122
Warrants outstanding		8,760,000					7,432,122	7,432,122
Exercise price, per share (in Dollars per share) | $ / shares							$ 11.5	$ 11.5
Warrants expiration date								Sep. 30, 2027
Cash and cash equivalents | $							$ 20,000	$ 20,000	$ 12,000
Accumulated deficit | $							$ (275,800,000)	(275,800,000)	(115,384,000)
Operating losses | $								160,416,000	4,690,000
Cash flows from operations | $								$ (5,867,000)	$ (4,891,000)
Shares of common stock (in Shares)							300,000	300,000
Warrants exercised on cashless basis							1,327,878
Issuance of common stock upon cashless exercise of warrants							468,164
Sponsor [Member]
Organization and Business Operation [Line Items]
Common stock held shares		2,072,500
Debt Conversion, Original Debt, Amount | $		$ 100,000
Consulting Services Agreement with JW Investment Management Company Limited [Member]
Organization and Business Operation [Line Items]
Percentage of cash financing service fee					7.00%			7.00%
Scilex Holding Company [Member]
Organization and Business Operation [Line Items]
Common stock held shares		500,000
Scilex Holding Company [Member] | Legacy Semnur Stock Options [Member]
Organization and Business Operation [Line Items]
Conversion of shares converted								40,000,000
Scilex Holding Company [Member] | Stock Option [Member]
Organization and Business Operation [Line Items]
Conversion of shares issued								50,000,000
Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt Conversion, Original Debt, Amount | $		$ 54,200,000
Denali Capital Global Investments LLC [Member]
Organization and Business Operation [Line Items]
Business combination, prepaid expenses | $		12,000,000
Business combination, accouts payable | $		4,400,000
Business combination, related party liabilities | $		3,900,000
Business combination, notes payable | $		$ 4,600,000
Merger Agreement [Member]
Organization and Business Operation [Line Items]
Common stock exchange ratio								1.25
Business combination shares exchanged		229,740,978
Legacy Semnur Series A Preferred Stock [Member] | Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt conversion, converted instrument, shares issued		5,423,606
Common Class B [Member]
Organization and Business Operation [Line Items]
Sale of stock price per share (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Closing price of common stock | $ / shares							0.0001	$ 0.0001
Agreed to purchase (in Shares)								500,000
Aggregate consideration to purchase | $								$ 2,000,000
Series A Preferred Stock [Member] | Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt conversion, converted instrument, shares issued		5,423,606
Legacy Semnur Common Stock [Member] | Scilex Holding Company [Member]
Organization and Business Operation [Line Items]
Conversion of shares converted								160,000,000
Common Stock [Member]
Organization and Business Operation [Line Items]
Sponsor transferred (in Shares)				3,200,000
Issuance of common stock upon cashless exercise of warrants								468,164
Common Stock [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Conversion of shares converted		2,072,500
Debt conversion, converted instrument, shares issued		12,488
Common Stock [Member] | Securities Purchase Agreement (PIPE SPA)
Organization and Business Operation [Line Items]
Sponsor transferred (in Shares)			1,250,000
Sale of stock per transaction | $			$ 16,000
Total consideration | $			$ 20,000,000
Common Stock [Member] | Bitcoin Securities Purchase Agreement [Member]
Organization and Business Operation [Line Items]
Sponsor transferred (in Shares)	6,250,000
Sale of stock per transaction | $	$ 16,000
Total consideration | $	$ 100,000,000
Common Stock [Member] | Consulting Services Agreement with JW Investment Management Company Limited [Member]
Organization and Business Operation [Line Items]
Sponsor transferred (in Shares)				8,000,000	10,000,000			10,000,000
Common Stock [Member] | Scilex Holding Company [Member]
Organization and Business Operation [Line Items]
Conversion of shares converted		500,000
Conversion of shares issued								200,000,000
Common Stock [Member] | Scilex Holding Company [Member] | Debt Exchange Agreement [Member]
Organization and Business Operation [Line Items]
Debt conversion, converted instrument, shares issued		542,361
Warrant [Member]
Organization and Business Operation [Line Items]
Redemption of unexpired warrants, description								The Company may redeem any unexpired Warrants prior to their exercise at a price of $0.01 per Warrant, provided that the closing price of Common Stock equals or exceeds $16.50 per share (as adjusted for share subdivisions, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) on each of 20 trading days within any 30-trading-day period commencing after the Warrants became exercisable and ending on the third trading day prior to the date on which notice of redemption is given. If and when the Warrants become redeemable, the Company may exercise its redemption right even if they are unable to register or qualify the underlying securities for sale under all applicable state securities laws. In addition, the Company may redeem the Warrants at any time after they become exercisable and prior to their expiration for a number of shares of Common Stock determined based on the fair market value of Common Stock.
Exercise price, per share (in Dollars per share) | $ / shares							0.01	$ 0.01
Closing price of common stock | $ / shares							$ 16.5	$ 16.5
Consultants [Member] | Merger Agreement [Member]
Organization and Business Operation [Line Items]
Business combination shares exchanged		26,500,000
Underwriters [Member] | Merger Agreement [Member]
Organization and Business Operation [Line Items]
Business combination shares exchanged		100,000